Common Shares - Reverse Take Over (Details) $ in Thousands			12 Months Ended
	May 27, 2020 USD ($) shares	May 27, 2020 $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 shares	Jun. 03, 2021 shares	Jun. 02, 2021 shares	Dec. 31, 2019 shares	[1]
Disclosure of classes of share capital [line items]
Deemed issuance to investors of Guerrero Ventures Inc. as part of the Reverse Take-over: | $			$ 21,737
Common shares
Disclosure of classes of share capital [line items]
Common shares deemed issued (in shares) | shares	3,328,087
Price per share (in CAD per share) | $ / shares		$ 9.00
Deemed issuance to investors of Guerrero Ventures Inc. as part of the Reverse Take-over: | $	$ 21,737		$ 21,737
Stock outstanding (in shares) | shares	32,771,752	32,771,752	56,542,768 [1]	56,684,334	56,646,501	566,466,466	32,771,752

[1]	The shares issued to the parent upon the Reverse Take-over are deemed to have been issued and outstanding since January 1, 2020 for purposes of these consolidated financial statements.